Net (Loss)/Earnings per Share - Basic and diluted loss per ordinary share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Net Income (Loss) Available to Common Stockholders, Basic [Abstract]
Net income		¥ 4,877	$ 748	¥ 176,724	¥ 55,083
Net loss attributable to non-controlling interests | ¥		930
Accretions of Preferred Shares to redemption value | ¥				(50,219)	(104,211)
Net (loss)/income attributable to ordinary shareholders of the Company		¥ 5,807	$ 891	¥ 126,505	¥ (49,128)
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted average number of ordinary shares outstanding, basic | shares	[1]	81,534,991	81,534,991	59,357,935	24,555,427
Weighted average number of ordinary shares outstanding, diluted | shares	[1]	83,781,406	83,781,406	63,309,091	24,555,427
Ordinary shares
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Net (loss)/earnings per share, basic | (per share)		¥ 0.07	$ 0.01	¥ 2.13	¥ (2.00)
Net (loss)/earnings per share, diluted | (per share)		0.07	0.01	2.00	(2.00)
ADS
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Net (loss)/earnings per share, basic | (per share)		0.05	0.01	1.64	(1.54)
Net (loss)/earnings per share, diluted | (per share)		¥ 0.05	$ 0.01	¥ 1.54	¥ (1.54)

[1]	Both Class A and Class B ordinary shares are included in the calculation of the weighted average number of ordinary shares outstanding, basic and diluted.